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                                                    Rule 497 (e)
                                                    File No. 811-7588
                                                    Registration No. 33-59984

                               THE CARDINAL FUND
                             CARDINAL BALANCED FUND
                        CARDINAL AGGRESSIVE GROWTH FUND

                                INVESTOR SHARES

                      SUPPLEMENT DATED APRIL 18, 1997,
                      TO PROSPECTUS DATED JANUARY 2, 1997

     Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

     The first sentence of the fourth paragraph under the heading "HOW DO I PURCHASE INVESTOR SHARES OF THE FUNDS?--PUBLIC OFFERING PRICE" on page 19 of the Prospectus is amended to read as follows:

     No sales charge is imposed on purchases of Shares by (1) officers, trustees and employees of the Group, (2) full-time employees of The Ohio Company or the Adviser who have been such for at least 90 days or by qualified retirement plans for such persons, or (3) accounts with respect to which The Ohio Company serves either as a trustee or as investment adviser.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE
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                                                    Rule 497 (e)
                                                    File No. 811-7588
                                                    Registration No. 33-59984

                      CARDINAL GOVERNMENT OBLIGATIONS FUND
                                INVESTOR SHARES

                        SUPPLEMENT DATED APRIL 18, 1997,
                      TO PROSPECTUS DATED JANUARY 2, 1997

     Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

     The first sentence of the fourth paragraph under the heading "HOW DO I PURCHASE INVESTOR SHARES OF THE FUND? -- PUBLIC OFFERING PRICE" on page 12 of the Prospectus is amended to read as follows:

     No sales charge is imposed on purchases of Shares by (1) officers, trustees and employees of the Group, (2) full-time employees of The Ohio Company or the Adviser who have been such for at least 90 days or by qualified retirement plans for such persons, or (3) accounts with respect to which The Ohio Company serves either as a trustee or as investment adviser.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE